Income taxes - Reconciliation of Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax benefit	2.30%	1.80%	0.90%
Foreign operations	0.80%	1.50%	2.40%
Tax credits	(4.60%)	(4.10%)	(3.20%)
Tax-exempt income	(1.00%)	(1.00%)	(0.70%)
Federal Deposit Insurance Corporation (“FDIC”) assessment	0.30%	0.30%	0.20%
Stock compensation	(0.10%)	0.00%	(0.40%)
Other – net	0.20%	(0.70%)	(0.20%)
Effective tax rate	18.90%	18.80%	20.00%